Loan Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 18, 2013	Sep. 27, 2013
Loan Payable (Textual)
Partnership borrowed amount	$ 6,800,000
Accrued interest	10.00%	12.50%	23.25%
Debt interest rate discount	8.90%
One time payament of principal amount	600,000
Proceeds from lease assets	100.00%
SQN AIF IV, GP LLC [Member]
Loan Payable (Textual)
Partnership borrowed amount	6,800,000
Accrued interest	10.00%	12.50%
Debt interest rate discount	8.90%
One time payament of principal amount	$ 600,000
Proceeds from lease assets	100.00%